UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Bridges Investment Fund
Schedule of Investments
September 30, 2010 (Unaudited)

		Shares	Cost	Value
COMMON STOCKS - 93.99%
Amusement, Gambling, and Recreation Industries - 0.47%
The Walt Disney Co.		10,000	$336,300	$331,100
Beverage and Tobacco Product Manufacturing - 5.89%
Altria Group, Inc.		55,000	952,205	1,321,100
PepsiCo, Inc.		25,000	786,066	1,661,000
Philip Morris International, Inc.		20,000	685,363	1,120,400
			2,423,635	4,102,500
Chemical Manufacturing - 6.88%
Abbott Laboratories		20,000	1,065,207	1,044,800
Allergan, Inc.		17,000	666,197	1,131,010
Gilead Sciences, Inc. (a)		15,000	645,684	534,150
The Procter & Gamble Co.		10,000	551,197	599,700
Teva Pharmaceutical Industries, Ltd. - ADR		28,000	911,243	1,477,000
			3,839,528	4,786,660
Computer and Electronic Product Manufacturing - 13.94%
Apple, Inc. (a)		12,000	1,380,553	3,405,000
Cisco Systems, Inc. (a)		65,000	1,151,525	1,423,500
Dolby Laboratories, Inc. (a)		11,000	422,815	624,910
Hewlett Packard Co.		25,000	1,081,125	1,051,750
QUALCOMM, Inc.		40,000	1,541,688	1,804,800
Research In Motion Ltd. (a)		14,000	907,859	681,660
Waters Corp. (a)		10,000	531,536	707,800
			7,017,100	9,699,420
Couriers and Messengers - 2.19%
FedEx Corp.		10,000	688,396	855,000
United Parcel Service, Inc.		10,000	671,348	666,900
			1,359,744	1,521,900
Credit Intermediation and Related Activities - 11.54%
Bank Of America Corporation		35,000	570,600	458,850
Capital One Financial Corp.		50,000	1,581,204	1,977,500
Credicorp Ltd.		7,000	601,886	797,300
First National of Nebraska, Inc. (a)		225	387,969	658,125
JPMorgan Chase & Co.		30,000	1,320,492	1,142,100
Visa, Inc.		20,000	1,435,163	1,485,200
Wells Fargo & Co.		60,000	1,444,348	1,507,800
			7,341,661	8,026,875
Data Processing, Hosting and Related Services - 0.75%
Rackspace Hosting, Inc. (a)		20,000	478,448	519,600
Electrical Equipment, Appliance, and Component Manufacturing - 0.76%
Emerson Electric Co.		10,000	529,050	526,600
Electronics and Appliance Stores - 2.93%
Best Buy Co., Inc.		50,000	1,195,560	2,041,500
Food Services and Drinking Places - 1.82%
McDonald's Corp.		17,000	1,098,785	1,266,670
General Merchandise Stores - 2.14%
Kohl's Corp. (a)		8,000	423,936	421,440
Target Corp.		20,000	614,615	1,068,800
			1,038,552	1,490,240
Health and Personal Care Stores - 3.50%
Express Scripts, Inc. (a)		50,000	940,685	2,435,000
Heavy and Civil Engineering Construction - 1.07%
Fluor Corp.		15,000	579,555	742,950
Insurance Carriers and Related Activities - 2.38%
Berkshire Hathaway, Inc. (a)		20,000	678,649	1,653,600
Leather and Allied Product Manufacturing - 0.34%
Nike, Inc.		3,000	243,912	240,420
Machinery Manufacturing - 5.00%
Caterpillar, Inc.		20,000	1,131,202	1,573,600
General Electric Co.		45,000	489,038	731,250
Roper Industries, Inc.		18,000	880,783	1,173,240
			2,501,023	3,478,090
Management of Companies and Enterprises - 1.35%
The Goldman Sachs Group, Inc.		6,500	908,626	939,770
Mining (except Oil and Gas) - 1.64%
BHP Billiton Ltd. - ADR		15,000	1,122,662	1,144,800
Miscellaneous Manufacturing - 0.97%
Stryker Corp.		13,500	668,133	675,675
Nonstore Retailers - 0.68%
Amazon.com, Inc. (a)		3,000	397,653	471,180
Oil and Gas Extraction - 6.24%
Anadarko Petroleum Corp.		20,000	1,268,113	1,141,000
Apache Corp.		20,000	1,502,797	1,955,200
Chesapeake Energy Corp.		55,000	1,496,226	1,245,750
			4,267,136	4,341,950
Other Information Services - 3.78%
Google, Inc. (a)		5,000	2,233,769	2,628,950
Petroleum and Coal Products Manufacturing - 2.33%
Chevron Corp.		20,000	736,350	1,621,000
Professional, Scientific, and Technical Services - 5.43%
Celgene Corp. (a)		15,000	839,322	864,150
Mastercard, Inc.		13,000	2,210,569	2,912,000
			3,049,891	3,776,150
Publishing Industries (except Internet) - 0.88%
Microsoft Corp.		25,000	502,516	612,250
Rail Transportation - 2.94%
Union Pacific Corp.		25,000	1,460,063	2,045,000
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.54%
American Capital Ltd. (a)		40,000	640,863	232,400
CME Group, Inc.		3,000	983,282	781,350
T. Rowe Price Group, Inc.		15,000	725,747	750,975
			2,349,892	1,764,725
Support Activities for Mining - 0.92%
Transocean Ltd. (a)		10,000	1,084,177	642,900
Telecommunications - 1.32%
DIRECTV (a)		22,000	780,297	915,860
Water Transportation - 1.37%
Carnival Corp.		25,000	951,168	955,250
TOTAL COMMON STOCKS (Cost $52,114,516)			$52,114,516	$65,398,585

		Principal
		Amount	Cost	Value
CORPORATE BONDS - 4.05%
Beverage and Tobacco Product Manufacturing - 0.39%
Reynolds American, Inc.
7.250%, 06/01/2012		$250,000	$252,445	$270,346
Broadcasting (except Internet) - 0.34%
Comcast Corp.
6.500%, 01/15/2017		200,000	199,592	237,919
Building Material and Garden Equipment and Supplies Dealers - 0.33%
Home Depot, Inc.
5.400%, 03/01/2016		200,000	184,056	227,717
Credit Intermediation and Related Activities - 0.75%
First National Bank of Omaha
7.320%, 12/01/2010		250,000	250,346	250,418
MBNA Corporation
7.500%, 03/15/2012		250,000	253,480	269,506
			503,825	519,924
Funds, Trusts, and Other Financial Vehicles - 0.45%
Spectra Energy Capital, LLC
8.000%, 10/01/2019		250,000	268,744	316,434
General Merchandise Stores - 0.58%
JC Penney Corp., Inc.
7.400%, 04/01/2037		400,000	400,974	403,500
Machinery Manufacturing - 0.44%
Applied Materials, Inc.
7.125%, 10/15/2017		250,000	253,804	305,741
Merchant Wholesalers, Nondurable Goods - 0.37%
Cardinal Health, Inc.
6.750%, 02/15/2011		250,000	250,582	255,132
Oil and Gas Extraction - 0.40%
Anadarko Petroleum Corp.
7.625%, 03/15/2014		250,000	241,040	282,905
TOTAL CORPORATE BONDS (Cost $2,555,062)			$2,555,062	$2,819,618

		Shares	Cost	Value
SHORT TERM INVESTMENTS - 2.76%
Mutual Fund - 2.76%
SEI Daily Income Trust Treasury Fund, 0.010%		1,917,995	$1,917,995	$1,917,995
TOTAL SHORT TERM INVESTMENTS (Cost $1,917,995)			$1,917,995	$1,917,995

Total Investments (Cost $56,587,573) - 100.80%				$70,136,198
Liabilities in Excess of Other Assets - (0.80)%				(557,345)
TOTAL NET ASSETS - 100.00%				$69,578,853

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows:1

Cost of investments	$ 56,587,573

Gross unrealized appreciation	15,673,628
Gross unrealized depreciation	(2,125,003)
Net unrealized appreciation	$ 13,548,625

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.

ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

Description		Level 1	Level 2	Level 3	Total

Equity
	Manufacturing	$25,130,365	$-	$-	$25,130,365
	Finance and Insurance	11,445,200	-	-	11,445,200
	Retail Trade	6,437,920	-	-	6,437,920
	Mining	6,129,650	-	-	6,129,650
	Information	4,676,660	-	-	4,676,660
	Professional, Scientific, and Technological Services	3,776,150	-	-	3,776,150
	Transportation and Warehousing	4,522,150	-	-	4,522,150
	Management of Companies	939,770	-	-	939,770
	Construction	742,950	-	-	742,950
	Arts, Entertainment and Recreation	331,100	-	-	331,100
	Accommodation and Food Services	1,266,670	-	-	1,266,670
Total Equity		65,398,585	-	-	65,398,585
Fixed Income
	Corporate Bonds	-	2,819,618	-	2,819,618
Total Fixed Income		-	2,819,618	-	2,819,618
Short-Term Investments		1,917,995	-	-	1,917,995
Total Investments in Securities		$67,316,580	$2,819,618	$-	$70,136,198

Transfers between levels are recognized at the end of the reporting period. As of September 30, 2010, there were no significant transfers into, or out of Level 1 or Level 2 since December 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)    /s/ Edson L. Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date           11/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Edson L. Bridges III
 Edson L. Bridges III, President and
 Chief Executive and Investment Officer

Date           11/22/2010

By (Signature and Title)*   /s/ Brian Kirkpatrick
 Brian Kirkpatrick, Executive Vice President

Date             11/22/2010

By (Signature and Title)*   /s/ Nancy K. Dodge
 Nancy K. Dodge, Treasurer and
 Chief Compliance Officer

Date           11/22/2010

* Print the name and title of each signing officer under his or her signature.